Schedule of investments
Nomura Tax-Free New York Fund	May 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.61%
Education Revenue Bonds — 14.18%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project) 5.00% 6/1/64	1,000,000	$ 948,860
Buffalo & Erie County, New York Industrial Land Development Revenue
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	479,805
Build NYC, New York Resource Revenue
(Bay Ridge Preparatory School Project) 144A 5.00% 9/1/49 #	1,255,000	1,171,304
(Civic Bronx LLC - Bold Charter School Project) 144A 6.00% 7/1/60 #	1,100,000	1,109,130
(Classical Charter Schools Project) Series A 4.75% 6/15/53	1,700,000	1,513,476
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	500,000	491,000
144A 5.75% 6/1/62 #	1,805,000	1,740,110

(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	492,890
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/35	530,000	565,701
5.00% 7/1/42	1,365,000	1,416,542

(LLC - ZETA Charter Schools Project) Series A 144A 5.375% 10/15/61 #	1,050,000	1,000,598
(Manhattan College Project) 4.00% 8/1/42	500,000	428,635
(Metropolitan College of New York Project) 5.50% 11/1/44	216,747	173,398
(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	224,425
(New Dawn Charter Schools Project)
144A 5.00% 2/1/33 #	865,000	865,069
144A 5.75% 2/1/49 #	500,000	499,955

(New World Preparatory Charter School Project) Series A 144A 4.00% 6/15/51 #	450,000	357,210
(South Bronx Classical Charter School V Project) Series A 5.50% 6/15/65	1,000,000	1,007,420
NQ- VS [0526] 0726 (5720453)    1

Schedule of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC, New York Resource Revenue

(Success Academy Charter Schools Project) 4.00% 9/1/43	1,000,000	$ 956,890
(The Renaissance Charter School 2 Project) Series A 5.75% 6/15/60	850,000	851,479
Clinton County, Capital Resource Revenue
(CVES BOCES Project)
144A 4.75% 7/1/43 #	1,100,000	1,132,780
144A 5.00% 7/1/46 #	1,000,000	1,034,880
Monroe County, New York Industrial Development Revenue
(Eugenio Maria de Hostos Charter School Project) Series A 144A 5.00% 7/1/54 #	1,000,000	896,230
(True North Rochester Preparatory Charter School Project)
144A 5.00% 6/1/50 #	705,000	691,182
Series A 144A 5.00% 6/1/59 #	1,900,000	1,827,420
Nassau County, New York Local Economic Assistance Revenue
(Roosevelt Children's Academy Charter School Project) Series A 5.00% 7/1/55	1,750,000	1,428,052
New York State Dormitory Authority Revenue
(Columbia University) Series A2 5.00% 10/1/46	2,500,000	2,860,450
New York State Dormitory Authority Revenue Non-State Supported Debt
Series A 5.00% 7/1/33	2,000,000	2,003,320
Series A 5.50% 5/1/49	1,000,000	1,043,550

(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46 #	200,000	175,150
Onondaga, New York Civic Development Tax-exempt Revenue
(Syracuse University Project) 5.50% 12/1/56	1,000,000	1,082,980
Riverhead Industrial Development Agency Economic Job Development Revenue
(Riverhead Charter School Project) 5.375% 8/1/48	2,100,000	2,138,724
2    NQ- VS [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	155,000	$ 141,317
Series A 5.00% 10/15/50	1,000,000	923,560
		33,673,492
Electric Revenue Bonds — 4.95%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	1,000,000	1,010,360
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,310,000	1,400,940
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/42	1,500,000	1,530,795
Series A 5.25% 9/1/50	1,000,000	1,070,040
New York Power Authority Revenue
Series A 5.125% 11/15/58 (AG)	3,000,000	3,126,300
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	47,856
Series A 6.75% 7/1/36 ‡	625,000	463,281
Series AAA 5.25% 7/1/26 ‡	35,000	25,725
Series TT 5.00% 7/1/32 ‡	1,120,000	824,600
Series WW 5.25% 7/1/33 ‡	195,000	143,569
Series WW 5.50% 7/1/26 ‡	750,000	551,250
Series XX 4.75% 7/1/26 ‡	40,000	29,450
Series XX 5.25% 7/1/40 ‡	1,430,000	1,052,838
Series ZZ 4.75% 7/1/27 ‡	30,000	22,088
Series ZZ 5.00% 7/1/26 ‡	570,000	418,950
Series ZZ 5.25% 7/1/26 ‡	50,000	36,750
		11,754,792
Healthcare Revenue Bonds — 6.05%
Albany, New York Capital Resource Revenue
(Albany Medical Center Hospital Project) Series A 5.50% 5/1/55	1,000,000	1,067,490
Dutchess County, New York Local Development Revenue
(Nuvance Health)
Series B 4.00% 7/1/44	1,000,000	926,240
NQ- VS [0526] 0726 (5720453)    3

Schedule of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dutchess County, New York Local Development Revenue
(Nuvance Health)
Series B 4.00% 7/1/49	2,000,000	$ 1,745,040
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	500,000	250,000
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project) Series A 4.00% 12/1/38	1,300,000	1,268,436
Nassau County, New York Local Economic Assistance Revenue
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	726,878
New York State Dormitory Authority Revenue
(Memorial Sloan Kettering Cancer Center) Series 1 5.25% 7/1/54	500,000	533,545
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	939,320
Series A 4.00% 9/1/45	2,000,000	1,812,220

(Northwell Health Obligated Group) Series A 5.00% 5/1/52	1,000,000	1,017,300
New York State Dormitory Authority Revenue Non-State Supported Debt
(Northwell Health Obligated Group) Series A 4.00% 5/1/54	1,000,000	878,100
(Orange Regional Medical Center Obligated Group) 144A 5.00% 12/1/34 #	700,000	687,953
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project) Series A 5.125% 8/1/44	500,000	483,315
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/36	400,000	385,100
Southold, New York Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	750,007
4    NQ- VS [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project) Series A 144A 5.00% 7/1/56 #	1,000,000	$ 907,140
		14,378,084
Housing Revenue Bonds — 6.68%
New York City, New York Housing Development Revenue
4.80% 2/1/53	1,750,000	1,755,215
(8 Spruce Street)
Series E 4.375% 12/15/43	1,000,000	1,016,820
Series RE 5.25% 12/15/43	1,000,000	1,031,060

(Sustainability Bonds) Series 1A 5.00% 11/1/54	2,000,000	2,024,760
(Sustainable Development Bonds)
Series A 5.00% 5/1/63	2,125,000	2,140,428
Series B-1 5.30% 11/1/53	2,000,000	2,039,320
Series C-1 5.125% 11/1/55	3,005,000	3,070,509
New York State Dormitory Authority Revenue Non-State Supported Debt
(Northwell Health Obligated Group) Series A 4.00% 5/1/54 (AG)	2,000,000	1,781,360
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	1,000,000	1,008,370
		15,867,842
Industrial Development Revenue/Pollution ControlRevenue Bonds — 7.71%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 6.473% 5/15/57 ^	50,780,000	2,347,052
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 9.384% 6/1/60 #, ^	65,290,000	1,745,855
New York City, New York Industrial Development Agency Revenue
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	830,000	830,515
(Yankee Stadium Project)
Series A 3.00% 3/1/40 (AG)	1,000,000	887,470
Series A 3.00% 3/1/49 (AG)	3,440,000	2,569,714
NQ- VS [0526] 0726 (5720453)    5

Schedule of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium Project)
Series A 4.00% 3/1/45 (AG)	1,900,000	$ 1,825,577
New York Counties, New York Tobacco Trust V Pass-Through Revenue
Series 4B 144A 0.971% 6/1/60 #, ♦, ^	39,000,000	1,682,070
New York Energy Finance Development Revenue
5.00% 7/1/56 •	2,000,000	2,069,740
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/36 (AMT)	1,015,000	1,032,884
Suffolk County, New York Tobacco Asset Securitization Revenue
Senior Series A-2 4.00% 6/1/50	1,595,000	1,356,244
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	1,250,000	1,286,575
Westchester County, New York Tobacco Asset Securitization Revenue
Subordinate Series C 5.00% 6/1/45	750,000	676,800
		18,310,496
Lease Revenue Bonds — 5.03%
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,620,000	1,225,157
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	2,300,000	2,301,863
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	500,340
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	1,500,000	1,502,250
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility) Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,569,250
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	3,055,000	2,341,291
6    NQ- VS [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/51	2,000,000	$ 1,502,980
		11,943,131
Local General Obligation Bonds — 2.15%
New York City, New York
Series A 5.00% 8/1/51	2,270,000	2,329,066
Series F-1 3.00% 3/1/51 (BAM)	1,360,000	999,586
Series G-1 5.25% 2/1/50	1,000,000	1,057,060
Subseries F-1 3.00% 3/1/51	1,000,000	729,790
		5,115,502
Pre-Refunded Bond — 0.04%
New York State Dormitory Authority Revenue Non-State Supported Debt
(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46-26 #, §	100,000	101,389
		101,389
Special Tax Revenue Bonds — 24.93%
Commonwealth of Puerto Rico Revenue
(Subordinate)
3.132% 11/1/43 •	5,409,093	3,739,035
3.80% 11/1/51 •	866,929	547,249
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	4,564,598	4,477,481
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	206,092
Hudson Yards, New York Infrastructure Revenue
(Tax-Exempt)
Series A 4.00% 2/15/44	1,000,000	959,740
Series A 4.00% 2/15/47 (AG)	1,220,000	1,120,607
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	532,825
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series A-1 5.00% 8/1/42	4,000,000	4,120,440
(Subordinate Bonds) Series A-3 3.00% 5/1/45	2,000,000	1,603,580
NQ- VS [0526] 0726 (5720453)    7

Schedule of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Revenue
Series 1 5.00% 5/1/46	1,000,000	$ 1,055,370
Series 1 5.25% 2/1/53	3,000,000	3,135,000
(Subordinate Bonds)
Series B 5.00% 5/1/48	1,000,000	1,037,620
Subseries A-1 5.25% 5/1/52	1,500,000	1,581,525
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	1,000,960
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose) Series E 3.00% 3/15/50	3,000,000	2,222,460
New York State Dormitory Authority Revenue
(Sustainability Bonds) Series A 5.25% 7/1/55	2,200,000	2,311,716
New York State Urban Development Revenue
(General Purpose) Series A 4.00% 3/15/47	2,500,000	2,326,600
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Series C-3 3.00% 5/15/51	2,215,000	1,658,836
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels)
Series 1 5.00% 11/15/49	1,250,000	1,306,750
Series B 5.00% 3/15/27	2,000,000	2,038,880

(TBTA Capital Lockbox Fund) Series A 5.25% 12/1/54	2,000,000	2,116,980
New York Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax) Series A 4.00% 5/15/48	1,000,000	936,400
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.148% 7/1/46 ^	13,880,000	5,066,339
Series A-1 4.55% 7/1/40	444,000	444,981
Series A-1 4.75% 7/1/53	1,995,000	1,921,903
Series A-1 5.00% 7/1/58	8,475,000	8,374,910
Series A-1 6.011% 7/1/51 ^	9,138,000	2,454,193
8    NQ- VS [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-2 4.536% 7/1/53	1,000,000	$ 933,200
		59,231,672
State General Obligation Bonds — 1.50%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,605,640	1,587,207
Series A-1 4.00% 7/1/46	2,230,000	1,977,810
		3,565,017
Transportation Revenue Bonds — 16.72%
Build NYC, New York Resource Revenue
(TRIPS Obligated Group) 5.50% 7/1/55 (AMT)	3,000,000	3,090,570
New York Metropolitan Transportation Authority Revenue
Series A-2 4.00% 11/15/43	2,500,000	2,387,275
(Climate Bond Certified - Green Bonds)
Series A 4.00% 11/15/48 (BAM)	750,000	688,440
Series A 5.25% 11/15/55	1,000,000	1,035,340
Series B 4.00% 11/15/44	1,000,000	951,590
Series B 5.00% 11/15/52	1,000,000	1,012,450
Series E 4.00% 11/15/45	1,500,000	1,398,375
New York State Thruway Authority General Revenue
Series O 3.00% 1/1/51 (BAM)	2,000,000	1,492,740
(Junior Indebtedness Obligations) Series B 4.00% 1/1/50	1,775,000	1,607,280
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	1,500,000	1,492,395
(John F. Kennedy International Airport Terminal 4 Project) 5.00% 12/1/38 (AMT)	340,000	358,448
(John F. Kennedy International Airport Terminal 6 Redevelopment Project-Green Bonds)
Series A 4.50% 12/31/54 (AG) (AMT)	1,500,000	1,443,900
Series A 5.50% 12/31/54 (AMT)	2,500,000	2,558,650

(John F. Kennedy International Airport New Terminal 1 Project-Green Bonds) 5.375% 6/30/60 (AMT)	2,000,000	2,009,620
NQ- VS [0526] 0726 (5720453)    9

Schedule of investments
Nomura Tax-Free New York Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(LaGuardia Airport Terminal B Redevelopment Project)
Series A 5.00% 7/1/41 (AMT)	2,000,000	$ 2,000,680
Series A 5.25% 1/1/50 (AMT)	1,000,000	1,000,060

(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/32 (AMT)	2,000,000	2,166,120
New York Transportation Development Special Facility Revenue
(JFK Airport Terminal 6 Redevelopment Project) Series A 5.50% 12/31/60 (AMT)	4,450,000	4,521,334
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels)
Series 1 5.50% 11/15/56	500,000	541,555
Subseries A-1 5.50% 11/15/53	1,000,000	1,079,730
Port Authority of New York & New Jersey Revenue
Series 221 4.00% 7/15/55 (AMT)	2,500,000	2,211,700
Series 234 5.50% 8/1/52 (AMT)	2,000,000	2,104,740
Series 248 5.00% 1/15/55	1,500,000	1,569,375
Two Hundred Twenty-First Series 4.00% 7/15/60 (AMT)	1,130,000	983,100
		39,705,467
Water & Sewer Revenue Bonds — 7.67%
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
4.00% 6/15/41	1,000,000	1,002,070
Series AA 5.25% 6/15/53	8,600,000	9,060,616
Series DD 5.00% 6/15/39	1,750,000	1,997,415
Series GG-1 4.00% 6/15/50	1,000,000	919,540
Subseries AA-1 3.50% 6/15/48	400,000	339,408
Subseries BB 5.25% 6/15/56	2,000,000	2,117,620
Subseries CC-1 5.25% 6/15/54	2,645,000	2,777,858
		18,214,527
Total Municipal Bonds (cost $232,549,093)		231,861,411

10    NQ- VS [0526] 0726 (5720453)

	Principal amount°	Value (US $)

Short-Term Investments — 0.52%
Variable Rate Demand Note — 0.52%
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution) Series BB-2 2.80% 6/15/49 (SPA - State Street)¤	1,250,000	$ 1,250,000
Total Short-Term Investments (cost $1,250,000)		1,250,000
Total Value of Securities—98.13% (cost $233,799,093)		233,111,411

Receivables and Other Assets Net of Liabilities—1.87%		4,434,097
Net Assets Applicable to 22,896,852 Shares Outstanding—100.00%		$237,545,508
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2026, the aggregate value of Rule 144A securities was $24,398,553, which represents 10.27% of the Fund’s net assets.
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
NQ- VS [0526] 0726 (5720453)    11

Schedule of investments
Nomura Tax-Free New York Fund
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2026.
Summary of abbreviations:
AG – Aktiengesellschaft
AG – Insured by Assured Guaranty Inc.
AMBAC – Insured by American Municipal Bond Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
12    NQ- VS [0526] 0726 (5720453)